INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details
Current Operations					$ 20,860	$ 24,918
Less: valuation allowance					(20,860)	(24,918)
Net provision for Federal income taxes